Background	6 Months Ended
Jun. 30, 2021
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as Attention Deficit Hyperactivity (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

On March 12, 2019, the Company merged NLS-0 Pharma Ltd. and NLS Pharma Ltd. into NLS-1 Pharma Ltd. (the “Merger”), the predecessor of the Company, retroactively and effective on January 1, 2019 and renamed the Company NLS Pharmaceutics Ltd. Due to the high degree of common ownership among the three companies and because individual investors’ ownership is in substance the same after the transaction, this Merger was deemed to be a non-substantive merger, with no step up in basis of the assets and liabilities in the Merger. The financial statements presented were prepared as if the Merger occurred on January 1, 2019. All intercompany transactions and balances were eliminated in the Merger.

On February 2, 2021, the Company completed the closing of its initial public offering of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”). The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021 under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares at the public offering price of $0.01 per Warrant, of which the underwriters exercised their option to purchase Warrants to purchase up to 722,891 common shares. These Warrants were issued in the Company’s initial public offering and therefore have the same exercise price of $4.15 per share.

Going Concern

As of June 30, 2021, the Company had an accumulated deficit of approximately $34.4 million and the Company incurred an operating loss for the six months ended June 30, 2021 of approximately $4.6 million. To date, the Company has dedicated most of its financial resources to research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses.

As of June 30, 2021, the Company’s cash and cash equivalents were $7.1 million. The Company expects that its existing cash and cash equivalents will be sufficient to fund operations into the second quarter of 2022. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of these financial statements. Additionally, the Company’s operating plans may change as a result of many factors that may currently be unknown to the Company including:

●	the length of the novel strain of coronavirus (“COVID-19”) pandemic and its impact on the Company’s planned clinical trials, operations and financial condition;

●	the progress and costs of the Company’s pre-clinical studies, clinical trials and other research and development activities;

●	the scope, prioritization and number of the Company’s clinical trials and other research and development programs;

●	any cost that the Company may incur under in- and out-licensing arrangements relating to its product candidate that it may enter into in the future;

●	the costs and timing of obtaining regulatory approval for the Company’s product candidates;

●	the costs of filing, prosecuting, enforcing and defending patent claims and other intellectual property rights;

●	the costs of, and timing for, strengthening the Company’s manufacturing agreements for production of sufficient clinical and commercial quantities of its product candidates;

●	the potential costs of contracting with third parties to provide marketing and distribution services for the Company or for building such capacities internally; and

●	the costs of acquiring or undertaking the development and commercialization efforts for additional therapeutic applications of the Company’s product candidates and the magnitude of the Company’s general and administrative expenses.

As a result, the Company may require additional capital to finance expenditures related to the manufacture of the Company’s product candidates for use in clinical trials, conducting clinical trials and general and administration expenses.

The Company has historically financed its activities primarily with cash from an initial public offering, private placement of equity and debt securities and borrowings under credit facilities, shareholder loans, Swiss Government COVID-19 loan and an upfront payment from a collaboration partner. The Company intends to raise additional capital through public offerings of debt and equity securities, private placements of debt and equity securities or through loans from third parties, but there can be no assurance that these funds will be available, or if they are available, that their availability will be on terms acceptable to the Company or in an amount sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables and indebtedness, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations or force the Company to grant rights to develop and commercialize product candidates that it would otherwise prefer to develop and commercialize on its own. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying unaudited interim condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these unaudited interim condensed financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in these unaudited interim condensed financial statements do not necessarily purport to represent realizable or settlement values. These unaudited interim condensed financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Note 1A

Stock Split

On September 14, 2020, the Company filed an amendment to its Articles of Incorporation and effected a 5,000-for-1 stock split of its issued and outstanding common shares, CHF 0.02 ($0.02) par value, whereby 1,392 outstanding Company’s common shares were exchanged for 6,960,000 of the Company’s common shares. All per share amounts and number of shares in these unaudited condensed financial statements and related notes have been retroactively restated to reflect the stock split.